Trading Account Gains and Losses (Net Trading Gains and Losses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ (173,053)	¥ 400,952	¥ 53,758
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	[1]	(6,694)	(6,960)	(18,007)
Credit-related contracts | Loans related to credit derivatives
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ (7,594)	¥ (5,230)	¥ (2,836)

[1]	Amounts include the net loss of ¥2,836 million, ¥5,230 million and ¥7,594 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2015, 2016 and 2017, respectively.